Critical accounting judgments and key sources of estimation uncertainty (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Critical accounting estimates and judgments
Impairment of the cell therapy business	€ 228,112,000
OLCA [member]
Critical accounting estimates and judgments
Fixed Opt In Option Price | $		$ 150,000,000
revenue released.	1,069,000,000
Contract assets			€ 7,000,000
Cell Therapy Business Associated Assets [member]
Critical accounting estimates and judgments
Impairment of the cell therapy business	228,100,000
Contingent consideration [member] | Cell Point Acquisition
Critical accounting estimates and judgments
Contingent Consideration	€ 0		€ 20,600,000